Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Schedule of Gross Movement on the Deferred Income Tax Account

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2023	2022
Deferred income tax as of January 1	(51,180)	(6,875)
Currency translation differences	107	383
Income tax expense relating to cash flow hedges recognized in OCI	(1,369)	(483)
Income statement benefit (charge)	4,299	(44,205)
Deferred income tax as of December 31	(48,143)	(51,180)

Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities

The breakdown and movement of deferred income tax assets and liabilities as of December 31, 2023, and 2022, are as follows:

	At the		Currency
	beginning	Charged to	translation		At the end
Amounts in US$ ‘000	of year	net profit	differences	Reclassification	of year
Deferred income tax assets
Difference in depreciation rates and other	4,759	8,911	(108)	(556)	13,006
Tax losses	14,184	(11,485)	215	—	2,914
Total 2023	18,943	(2,574)	107	(556)	15,920
Total 2022	14,072	4,488	383	—	18,943

			Income tax expense
	At the beginning	Charged to	relating to		At the end
Amounts in US$ ‘000	of year	net profit	cash flow hedges	Reclassification	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(70,123)	6,873	(1,369)	556	(64,063)
Total 2023	(70,123)	6,873	(1,369)	556	(64,063)
Total 2022	(20,947)	(48,693)	(483)	—	(70,123)